Investment Objectives and Goals	Oct. 31, 2025
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Core Bond Fund Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Floating Rate Income Fund Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income.
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger High Income Bond Fund Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation.
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Municipal High Income Fund Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax.
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Municipal Impact Fund Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]
The Fund seeks high current income exempt from federal income tax by investing in municipal securities that fund projects that support positive social and environmental outcomes with a bias to underserved communities;

Objective, Secondary [Text Block]	total return is a secondary goal.
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Municipal Intermediate Bond Fund Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity;
Objective, Secondary [Text Block]	total return is a secondary goal.
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Strategic Income Fund Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Investor Class Shares (NCRIX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Core Bond Fund Investor Class Shares (NCRIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.
Investor Class Shares (NHINX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger High Income Bond Fund Investor Class Shares (NHINX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation.
Investor Class Shares (NMUIX) | Neuberger Municipal Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Municipal Intermediate Bond Fund Investor Class Shares (NMUIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity;
Objective, Secondary [Text Block]	total return is a secondary goal.
Class R6 Shares (NRCRX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Core Bond Fund Class R6 Shares (NRCRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.
Class R6 Shares (NRHIX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger High Income Bond Fund Class R6 Shares (NRHIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation.
Class R6 (NRSIX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Strategic Income Fund Class R6 (NRSIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Trust Class Shares (NSTTX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Strategic Income Fund Trust Class Shares (NSTTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Class R3 Shares (NHIRX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger High Income Bond Fund Class R3 Shares (NHIRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation.
Class E Shares (NHIEX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger High Income Bond Fund Class E Shares (NHIEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation.